Exploration and Evaluation assets (Narrative) (Details)									1 Months Ended																					2 Months Ended	12 Months Ended
	Oct. 07, 2024 $ / shares	May 03, 2024 MXN ($)	Mar. 06, 2024 CAD ($)	Mar. 06, 2024 USD ($)	May 06, 2022 CAD ($)	Nov. 05, 2019 CAD ($) Shares oz shares	Sep. 09, 2019 CAD ($)	Aug. 08, 2019 CAD ($)	Apr. 24, 2025 CAD ($)	Apr. 24, 2025 USD ($)	Jan. 22, 2025 CAD ($)	Jan. 22, 2025 USD ($)	Oct. 25, 2024 CAD ($)	Oct. 25, 2024 USD ($)	May 22, 2024 CAD ($)	May 22, 2024 MXN ($)	May 17, 2024 CAD ($)	May 17, 2024 USD ($)	Apr. 23, 2024 CAD ($)	Mar. 27, 2024 CAD ($) Shares	Mar. 27, 2024 USD ($) Shares	Jan. 18, 2024 CAD ($)	Jan. 18, 2024 USD ($)	Nov. 16, 2022	Apr. 30, 2022 CAD ($)	Feb. 23, 2022	Feb. 01, 2022 CAD ($)	Aug. 19, 2021 CAD ($)	Jul. 21, 2021 CAD ($) Shares $ / shares	May 22, 2024 CAD ($)	Apr. 30, 2025 CAD ($) Shares shares	May 03, 2024 CAD ($) Shares $ / shares	Apr. 30, 2024 CAD ($)	May 03, 2024 USD ($) Shares	Apr. 15, 2024 CAD ($)	Apr. 15, 2024 USD ($)	Apr. 23, 2023	Aug. 03, 2021 CAD ($)	Jul. 20, 2021 Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | Shares																															5,555,555
Cash payment																															$ 28,141,665		$ 35,194,213
Percentage of net smelter royalty on certain concessions																								2.00%		2.00%
Deferred payments																															70,699
Trade and other current payables																															$ 4,391,273		$ 2,527,373
Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																																							100.00%
Number of shares issued | Shares																																							4,944,672
Common stock price per share | $ / shares																													$ 2.44
Value of shares issued for acquisition																																						$ 9,500,000
Canam Alpine Ventures Ltd [Member] | Panuco-Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																													100.00%
Consideration paid in cash						$ 45,000
Number of shares issued | Shares						6,000,000
Number of milestone shares issued | shares						12,000,000
Common shares issued at closing of transaction | shares						250,000
Aggregate common shares issued as finder fees | shares						750,000
Amount of contingent consideration related to two milestone events						$ 308,595
Amount of contingent consideration related to finders fees						$ 2,022
Canam Alpine Ventures Ltd [Member] | Panuco-Copala Property [Member] | Milestone event 1 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of milestone shares issued | shares						6,500,000
Additional common share issued on each milestone occurrence | shares						250,000
Canam Alpine Ventures Ltd [Member] | Panuco-Copala Property [Member] | Milestone event 2 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gold equivalent required | oz						200,000
Number of milestone shares issued | shares						5,500,000
Additional common share issued on each milestone occurrence | shares						250,000
Canam Alpine Ventures Ltd [Member] | Panuco Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																													100.00%
Number of shares issued | Shares																													6,245,902
Cash payment																									$ 6,100,000		$ 850,000	$ 250,000	$ 4,250,000
Common stock price per share | $ / shares																													$ 2.44
Value of shares issued for acquisition																													$ 12,000,000
Canam Alpine Ventures Ltd [Member] | Panuco Property [Member] | Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash payment					$ 5,000,000
Minera Rio Panuco S.A. [Member] | Panuco-Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount spent in exploration by second anniversary date								$ 2,000,000
Cumulative payment on agreement								$ 23,000,000
Silverstone Resources S.A. [Member] | Panuco-Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount spent in exploration by second anniversary date							$ 1,423,000
Cumulative payment on agreement							$ 20,000,000
Net smelter royalty							3.00%
Reduction percentage of net smelter royalty							1.50%
Percentage of interest or property right on mining concessions							10.00%
Canam Royalties Mexico, S.A. de C.V. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																																					100.00%
Percentage of net smelter royalty on certain concessions																										0.50%
Inca Azteca Gold S.A.P.I. de C.V. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date																																			$ 882,830	$ 650,000
Inca Azteca Gold S.A.P.I. de C.V. [Member] | Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | Shares																																448,137		448,137
Cash payment		$ 6,469,339													$ 543,016	$ 7,552,385			$ 507,843											$ 1,050,859
Common stock price per share | $ / shares																																$ 1.97
Amount of share issued																																$ 882,830		$ 650,000
Percentage of consideration shares free trading on date																																12.50%
Percentage of consideration shares from effective date																																12.50%
Common shares under restriction | shares																															280,086
Goanna Resources, S.A.P.I. de C.V.[Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | Shares																				5,555,555	5,555,555
Cash payment																				$ 4,134,621	$ 3,075,000
Amount of tenement taxes			$ 1,095,768	$ 810,000													$ 1,092,806	$ 796,500		$ 2,188,574	$ 1,606,500
Common stock price per share | $ / shares	$ 2.58
Tangible exploration and evaluation assets																															$ 17,622,286
Obligation to issue shares																															8,458,861
Consideration shares to be issued																															3,063,393
Trade and other payables																															2,739,381
Trade and other current payables																															1,132,340
Trade and other non-current payables																															$ 1,607,041
Goanna Resources, S.A.P.I. de C.V.[Member] | Signing of nonbinding LOI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | Shares																				0	0
Cash payment									$ 313,128	$ 225,000	$ 390,398	$ 275,000	$ 208,333	$ 150,000							$ 100,000	$ 135,050	$ 100,000